Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, net
Schedule of property and equipment

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000
Electronic equipment and computers	6,375	5,557
Office furniture and equipment	4,754	4,563
Leasehold improvement	7,690	7,690
Total	18,819	17,810
Less: accumulated depreciation	(13,002)	(13,852)
Less: impairment	—	—
Property and equipment, net	5,817	3,958